Cover Page	Mar. 24, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001287865
Document Period End Date	Mar. 24, 2021
Entity Registrant Name	MEDICAL PROPERTIES TRUST, INC.
Entity File Number	001-32559
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-0191742
Entity Address, Address Line One	1000 Urban Center Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.001 per share, of Medical Properties Trust, Inc.
Trading Symbol	MPW
Security Exchange Name	NYSE
MPT Operating Partnership LP [Member]
Document Information [Line Items]
Entity Central Index Key	0001524607
Entity Registrant Name	MPT OPERATING PARTNERSHIP, L.P.
Entity File Number	333-177186
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0242069
Entity Address, Address Line One	1000 Urban Center Drive
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35242
City Area Code	205
Local Phone Number	969-3755
Entity Emerging Growth Company	false